Amount owing to directors (Tables)	12 Months Ended
Dec. 31, 2023
Amount Owing To Directors
Schedule of Amount Due to Directors
	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Amount owing to directors	$1,069,384	$487,890
Total Amount to directors	$1,069,384	$487,890